Schedule of investments
Delaware Ivy High Income Opportunities Fund
June 30, 2022 (Unaudited)
	Principal amount	Value (US $)
Convertible Bond — 0.20%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	426,000	$ 386,169
Total Convertible Bond (cost $375,135)		386,169

Corporate Bonds — 101.19%
Automotive — 0.73%
Goodyear Tire & Rubber 5.25% 7/15/31	1,735,000	1,397,256
		1,397,256
Banking — 2.66%
Barclays 6.125% 12/15/25 μ	1,240,000	1,152,862
Deutsche Bank 6.00% 10/30/25 μ	3,200,000	2,776,000
SVB Financial Group 4.10% 2/15/31 μ	1,725,000	1,194,932
		5,123,794
Basic Industry — 4.85%
Cerdia Finanz 144A 10.50% 2/15/27 #	1,155,000	949,990
Chemours 144A 5.75% 11/15/28 #	1,665,000	1,422,085
Domtar 144A 6.75% 10/1/28 #	600,000	564,726
Eldorado Gold 144A 6.25% 9/1/29 #	1,170,000	955,789
FMG Resources August 2006
144A 5.875% 4/15/30 #	1,215,000	1,095,486
144A 6.125% 4/15/32 #	550,000	496,092

New Gold 144A 7.50% 7/15/27 #	930,000	810,248
Novelis 144A 4.75% 1/30/30 #	2,285,000	1,903,611
Vibrantz Technologies 144A 9.00% 2/15/30 #, *	1,603,000	1,132,270
		9,330,297
Capital Goods — 5.09%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	610,732	454,006
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	275,000	258,793
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	1,610,000	1,540,770
Sealed Air 144A 5.00% 4/15/29 #	795,000	744,406
TransDigm
4.625% 1/15/29	592,000	477,948
5.50% 11/15/27	2,821,000	2,402,618
7.50% 3/15/27	1,094,000	1,033,436
	Principalamount	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	2,414,000	$ 1,279,420
144A 9.00% 11/15/26 #, *	2,572,000	1,502,729
144A 13.125% 11/15/27 #	343,000	107,891
		9,802,017
Communications — 13.06%
Altice Financing 144A 5.75% 8/15/29 #	2,086,000	1,679,929
Altice France
144A 5.125% 7/15/29 #	866,000	656,554
144A 5.50% 10/15/29 #	469,000	359,716
144A 8.125% 2/1/27 #	2,659,000	2,451,997

Altice France Holding 144A 10.50% 5/15/27 #	4,582,000	3,853,737
AMC Networks 4.25% 2/15/29	1,685,000	1,370,352
Connect Finco 144A 6.75% 10/1/26 #	2,645,000	2,385,803
Consolidated Communications
144A 5.00% 10/1/28 #, *	417,000	333,963
144A 6.50% 10/1/28 #	2,244,000	1,914,312

Digicel 144A 6.75% 3/1/23 #	833,000	502,128
Digicel Group Holdings
144A PIK 7.00% 4/21/22 #, >>	228,982	107,049
144A PIK 8.00% 4/1/25 #, >>>	257,124	181,370
PIK 10.00% 4/1/24 >>>>	1,051,392	1,025,501
Digicel International Finance
144A 8.00% 12/31/26 #	153,712	104,072
144A 8.75% 5/25/24 #	1,482,000	1,380,520
Frontier Communications Holdings
144A 5.875% 10/15/27 #	2,491,000	2,246,141
5.875% 11/1/29	455,605	351,335
144A 8.75% 5/15/30 #	395,000	400,133

LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #	337,000	282,037
Northwest Fiber 144A 4.75% 4/30/27 #	545,000	449,550
Sprint Capital 6.875% 11/15/28	163,000	171,885
Telesat Canada 144A 5.625% 12/6/26 #	2,310,000	1,462,784
T-Mobile USA 3.50% 4/15/31	228,000	197,326
Windstream Escrow 144A 7.75% 8/15/28 #	1,574,000	1,271,430
		25,139,624
Consumer Cyclical — 3.39%
Asbury Automotive Group
144A 4.625% 11/15/29 #	31,000	25,658
4.75% 3/1/30	964,040	793,834

Boyd Gaming 4.75% 12/1/27	1,605,000	1,455,896
NQ-IV010 [6/22] 8/22 (2352392)    1

Schedule of investments
Delaware Ivy High Income Opportunities Fund   (Unaudited)
	Principalamount	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 5.75% 3/1/27 #	1,750,000	$ 1,269,993
144A 7.625% 3/1/26 #, *	295,000	229,178
144A 9.875% 8/1/27 #	573,000	559,769
144A 10.50% 2/1/26 #	1,458,000	1,454,238

Cars.com 144A 6.375% 11/1/28 #	881,000	743,410
		6,531,976
Consumer Goods — 2.33%
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	875,000	749,223
Performance Food Group 144A 4.25% 8/1/29 #	1,905,000	1,594,447
Pilgrim's Pride 144A 4.25% 4/15/31 #	1,372,000	1,148,906
Post Holdings 144A 4.50% 9/15/31 #	598,000	490,838
Simmons Foods 144A 4.625% 3/1/29 #	594,000	503,145
		4,486,559
Energy — 16.61%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	296,000	260,899
144A 7.00% 11/1/26 #	711,000	662,176
144A 8.25% 12/31/28 #	59,000	56,271
Bellatrix Exploration
8.50% 9/11/23	418,000	0
12.50% 12/15/23	456,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	725,000	668,218
144A 8.00% 8/1/28 #, *	1,785,000	1,717,304

CNX Resources 144A 6.00% 1/15/29 #	1,755,000	1,642,698
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	597,000	532,324
144A 6.00% 2/1/29 #	119,000	104,047

EQM Midstream Partners 144A 4.75% 1/15/31 #	3,385,000	2,709,235
Genesis Energy
7.75% 2/1/28	1,210,000	1,048,404
8.00% 1/15/27	1,912,000	1,697,474
Hilcorp Energy I
144A 6.00% 4/15/30 #	1,910,000	1,664,794
144A 6.25% 4/15/32 #	380,000	334,419
KCA Deutag UK Finance
144A 9.875% 12/1/25 #, *	115,000	109,595
9.875% 12/1/25	385,676	367,549

Laredo Petroleum 10.125% 1/15/28	1,161,000	1,150,917
	Principalamount	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Mesquite Energy 144A 7.25% 2/15/23 #, ‡	257,000	$ 3,855
Murphy Oil 6.375% 7/15/28	3,028,000	2,829,484
NuStar Logistics
6.00% 6/1/26	1,509,000	1,413,586
6.375% 10/1/30	1,530,000	1,331,767
Occidental Petroleum
4.20% 3/15/48	95,000	74,165
4.40% 4/15/46	369,000	298,856
4.40% 8/15/49	735,000	589,745
4.50% 7/15/44	380,000	301,895
6.45% 9/15/36	815,000	837,347
6.60% 3/15/46	1,310,000	1,395,098
6.625% 9/1/30	1,250,000	1,289,775

Offshore Group Invest 7.50% 11/1/19	883,000	0
PBF Holding 144A 9.25% 5/15/25 #, *	3,018,000	3,159,469
Southwestern Energy
5.375% 2/1/29	280,000	260,252
5.375% 3/15/30	2,785,000	2,567,853

Weatherford International 144A 8.625% 4/30/30 #	1,085,000	902,434
		31,981,905
Financial Services — 4.39%
Air Lease 4.65% 6/15/26 μ	742,000	618,004
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	452,000	376,225
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	2,380,000	1,968,629
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >>	1,518,011	1,468,273
Medline Borrower 144A 3.875% 4/1/29 #	1,805,000	1,543,492
New Cotai 5.00% 2/2/27	1,042,759	1,042,759
StoneX Group 144A 8.625% 6/15/25 #	1,423,000	1,429,190
		8,446,572
Healthcare — 8.92%
Avantor Funding 144A 3.875% 11/1/29 #	1,321,000	1,157,295
Bausch Health 144A 6.125% 2/1/27 #	1,145,000	975,305
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	1,655,000	1,384,818
CHS
144A 4.75% 2/15/31 #	480,000	352,739
144A 5.25% 5/15/30 #	580,000	441,798
144A 8.00% 3/15/26 #	565,000	516,167

2    NQ-IV010 [6/22] 8/22 (2352392)

(Unaudited)
	Principalamount	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	661,000	$ 569,620
144A 6.50% 10/15/28 #	897,000	741,487
Encompass Health
4.625% 4/1/31	550,000	446,166
4.75% 2/1/30	355,000	298,003

Hadrian Merger Sub 144A 8.50% 5/1/26 #	369,000	351,336
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	1,720,000	1,391,714
Organon & Co. 144A 5.125% 4/30/31 #	2,445,000	2,118,519
P&L Development 144A 7.75% 11/15/25 #	1,818,000	1,275,282
Par Pharmaceutical 144A 7.50% 4/1/27 #	1,188,000	906,622
Tenet Healthcare
144A 4.375% 1/15/30 #	1,385,000	1,174,501
144A 6.125% 10/1/28 #	2,600,000	2,233,062

US Renal Care 144A 10.625% 7/15/27 #	2,224,000	839,560
		17,173,994
Insurance — 2.13%
HUB International 144A 5.625% 12/1/29 #	2,420,000	2,002,085
NFP 144A 6.875% 8/15/28 #	2,541,000	2,103,592
		4,105,677
Leisure — 3.78%
Carnival 144A 6.00% 5/1/29 #	1,340,000	946,080
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	5,068,000	3,534,195
Scientific Games Holdings 144A 6.625% 3/1/30 #	1,645,000	1,400,833
Scientific Games International 144A 7.25% 11/15/29 #	1,490,000	1,399,393
		7,280,501
Media — 12.51%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	2,185,000	1,877,352
Arches Buyer
144A 4.25% 6/1/28 #	1,768,000	1,444,456
144A 6.125% 12/1/28 #	1,715,000	1,401,172
CCO Holdings
144A 4.50% 8/15/30 #	1,081,000	900,995
144A 4.75% 2/1/32 #	1,195,000	981,454

Clear Channel International 144A 6.625% 8/1/25 #	216,000	201,180
CMG Media 144A 8.875% 12/15/27 #	1,575,000	1,248,589
	Principalamount	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
144A 4.50% 11/15/31 #	619,000	$ 479,292
144A 5.00% 11/15/31 #	862,000	582,361
144A 5.75% 1/15/30 #	4,480,000	3,271,430

Cumulus Media New Holdings 144A 6.75% 7/1/26 #, *	1,500,000	1,383,967
Directv Financing 144A 5.875% 8/15/27 #	2,445,000	2,093,666
DISH DBS 144A 5.75% 12/1/28 #	1,670,000	1,239,616
Nielsen Finance
144A 5.625% 10/1/28 #	870,000	810,453
144A 5.875% 10/1/30 #	725,000	667,000

Sirius XM Radio 144A 4.125% 7/1/30 #	2,245,000	1,880,345
Stagwell Global 144A 5.625% 8/15/29 #	1,472,000	1,186,910
VTR Comunicaciones 144A 4.375% 4/15/29 #	1,182,000	810,462
VTR Finance 144A 6.375% 7/15/28 #	1,087,000	777,333
VZ Secured Financing 144A 5.00% 1/15/32 #	1,015,000	844,561
		24,082,594
Real Estate — 0.06%
Uniti Group 144A 4.75% 4/15/28 #	144,000	118,747
		118,747
Retail — 4.12%
Asbury Automotive Group
4.50% 3/1/28	936,040	813,311
144A 5.00% 2/15/32 #	31,000	25,388
Bath & Body Works
6.875% 11/1/35	1,000,000	815,470
6.95% 3/1/33	1,000,000	800,098
Lithia Motors
144A 3.875% 6/1/29 #	602,000	512,642
144A 4.375% 1/15/31 #	466,000	398,057

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	2,012,000	1,706,823
Michaels 144A 5.25% 5/1/28 #	1,009,000	795,077
PetSmart 144A 7.75% 2/15/29 #	2,300,000	2,076,337
		7,943,203
Services — 4.78%
Adtalem Global Education 144A 5.50% 3/1/28 #	1,851,000	1,655,285
Ahern Rentals 144A 7.375% 5/15/23 #	1,402,000	1,086,550
NESCO Holdings II 144A 5.50% 4/15/29 #	1,675,000	1,407,720
Sabre GLBL 144A 9.25% 4/15/25 #	288,000	278,071

NQ-IV010 [6/22] 8/22 (2352392)    3

Schedule of investments
Delaware Ivy High Income Opportunities Fund   (Unaudited)
	Principalamount	Value (US $)
Corporate Bonds (continued)
Services (continued)
Staples
144A 7.50% 4/15/26 #	1,930,000	$ 1,605,567
144A 10.75% 4/15/27 #	2,982,000	1,976,216

White Cap Buyer 144A 6.875% 10/15/28 #	1,492,000	1,195,659
		9,205,068
Technology — 1.12%
Entegris Escrow 144A 5.95% 6/15/30 #	2,155,000	2,054,878
Sabre GLBL 144A 7.375% 9/1/25 #	114,000	105,958
		2,160,836
Technology & Electronics — 4.30%
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	3,255,000	2,633,597
Minerva Merger Sub 144A 6.50% 2/15/30 #	1,650,000	1,376,999
NCR
144A 5.00% 10/1/28 #	856,000	726,959
144A 5.125% 4/15/29 #	3,172,000	2,689,444
144A 5.25% 10/1/30 #	285,000	246,179
144A 5.75% 9/1/27 #	307,000	272,851
144A 6.125% 9/1/29 #	393,000	340,408
		8,286,437
Transportation — 3.03%
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,030,000	996,280
Seaspan 144A 5.50% 8/1/29 #	2,530,000	2,021,938
VistaJet Malta Finance 144A 6.375% 2/1/30 #, *	3,505,000	2,813,253
		5,831,471
Utilities — 3.33%
Calpine
144A 4.625% 2/1/29 #	1,205,000	1,004,530
144A 5.00% 2/1/31 #	135,000	109,321
144A 5.125% 3/15/28 #	2,000,000	1,765,490
Vistra
144A 7.00% 12/15/26 #, μ	2,465,000	2,241,905
144A 8.00% 10/15/26 #, μ	1,340,000	1,293,422
		6,414,668
Total Corporate Bonds (cost $228,952,008)		194,843,196

Municipal Bonds — 1.13%
Commonwealth of Puerto Rico
Series A-1 2.986% 7/1/24^	26,954	24,683
Series A-1 4.00% 7/1/33	52,400	48,135
	Principalamount	Value (US $)

Municipal Bonds (continued)
Commonwealth of Puerto Rico
Series A-1 4.00% 7/1/35	47,101	$ 42,306
Series A-1 4.00% 7/1/37	40,425	35,882
Series A-1 4.00% 7/1/41	54,963	47,724
Series A-1 4.00% 7/1/46	57,160	48,165
Series A-1 4.362% 7/1/33^	67,434	37,976
Series A-1 5.25% 7/1/23	29,262	29,801
Series A-1 5.625% 7/1/27	57,831	61,599
Series A-1 5.625% 7/1/29	56,893	61,195
Series A-1 5.75% 7/1/31	55,259	60,474
Series C 2.637% 11/1/43•	261,642	130,494

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,751,152	1,554,148
Total Municipal Bonds (cost $2,359,133)		2,182,582

Loan Agreements — 20.50%
Advantage Sales & Marketing Tranche B-1 6.166% (LIBOR02M + 4.50%) 10/28/27 •	2,950,804	2,721,196
Amynta Agency Borrower Tranche B 1st Lien 5.563% (LIBOR01M + 4.50%) 2/28/25 •	3,244,827	4,287,165
Ankura Consulting Group 1st Lien 6.007% (SOFR01M + 4.50%) 3/17/28 •	580,344	548,425
Applied Systems 2nd Lien 7.213% (LIBOR03M + 5.50%) 9/19/25 •	2,980,628	2,888,727
Ascent Resources Utica Holdings 2nd Lien 10.713% (LIBOR03M + 9.00%) 11/1/25 •	805,000	849,275
Bausch Health Tranche B 6.936% 2/1/27 X	1,500,000	1,292,625
Clydesdale Acquisition Holdings TBD 5.936% 3/30/29 X	440,000	413,829
Covis Finco Tranche B 8.186% (SOFR01M + 5.50%) 2/18/27 •	1,239,313	1,047,219
CP Atlas Buyer Tranche B 5.463% (LIBOR01M + 3.75%) 11/23/27 •	1,721,555	1,513,247
CPC Acquisition 1st Lien 5.259% (LIBOR03M + 3.75%) 12/29/27 •	292,300	257,711
Edelman Financial Engines Center 2nd Lien 7.886% (LIBOR01M + 6.75%) 7/20/26 •	1,703,000	1,568,889
Epic Crude Services LP 6.626% (LIBOR03M + 5.00%) 3/2/26 •	1,603	1,376
Epicor Software 2nd Lien 9.463% (LIBOR01M + 7.75%) 7/31/28 •	3,000,000	2,930,625

4    NQ-IV010 [6/22] 8/22 (2352392)

(Unaudited)
	Principalamount	Value (US $)

Loan Agreements (continued)
Foresight Energy Operating Tranche A 9.713% (LIBOR03M + 8.00%) 6/30/27 •	507,655	$ 507,655
Form Technologies Tranche B 6.383% (LIBOR03M + 4.75%) 7/22/25 •	3,727,548	3,429,344
Gulf Finance (LIBOR01M + 6.75%) 8/25/26 •	519,250	387,491
Heartland Dental 6.477% (LIBOR03M + 5.00%) 4/30/25 •	1,230,000	1,156,200
Hexion Holdings 1st Lien 5.977% (SOFR03M + 4.50%) 3/15/29 •	330,000	296,794
Hexion Holdings 2nd Lien 8.477% (SOFR01M + 0.00%) 3/15/30 •	1,325,000	1,172,625
Ivanti Software 5.642% (LIBOR03M + 4.00%) 12/1/27 •	152,457	130,605
Lealand Finance Company 4.713% (LIBOR01M + 3.00%) 6/28/24 •	39,457	24,661
Michaels Tranche B 5.773% (LIBOR03M + 4.25%) 4/15/28 •	958,586	797,225
MLN US HoldCo Tranche B 1st Lien 6.111% (LIBOR01M + 4.50%) 11/30/25 •	2,045,326	1,384,005
MLN US HoldCo Tranche B 2nd Lien 10.361% (LIBOR01M + 8.75%) 11/30/26 •	1,214,000	870,438
Pre Paid Legal Services 2nd Lien 8.523% (LIBOR01M + 7.00%) 12/14/29 •	820,000	774,900
SPX Flow TBD 6.186% 3/16/29 X	1,708,323	1,598,705
U.S. Renal Care Tranche B 1st Lien (LIBOR01M + 5.00%) 6/26/26 •	3,147,323	2,176,569
UKG 2nd Lien 6.963% (LIBOR03M + 5.25%) 5/3/27 •	2,040,000	1,894,650
United PF Holdings 1st Lien 10.213% (LIBOR03M + 8.50%) 12/30/26 •	392,018	382,217
WATERBRIDGE MIDSTREAM OPERATING TERM LOAN B (LIBOR03M + 5.75%) 6/22/26 •	475	455
West Corporation Tranche B 6.277% (LIBOR01M + 4.00%) 10/10/24 •	2,538,643	2,167,366
Total Loan Agreements (cost $43,550,785)		39,472,214
Number of shares
Common Stocks — 1.59%
Basic Industry — 0.59%
Foresight Energy †	74,058	1,099,013
	Number of shares	Value (US $)
Common Stocks (continued)
Basic Industry (continued)
Westmoreland Coal †	13,063	$ 32,984
		1,131,997
Consumer Cyclical — 0.20%
Studio City International Holdings ADR †	183,525	394,579
		394,579
Energy — 0.00%
Vantage Drilling International †	235	3,819
		3,819
Industrials — 0.00%
BIS Industries Holdings †	804,308	0
		0
Leisure — 0.13%
New Cotai **, †	971,487	14,831
Studio City International Holdings ADR †	108,300	232,845
		247,676
Media — 0.00%
Cumulus Media †	5	38
		38
Retail — 0.59%
True Religion Apparel **, †	61	1,135,681
		1,135,681
Utilities — 0.08%
Larchmont Resources †	1,661	152,020
		152,020
Total Common Stocks (cost $15,670,810)		3,065,810

Preferred Stock — 0.17%
True Religion Apparel 0.000% ω	64	318,675
Total Preferred Stock (cost $1,048,855)		318,675

Exchange-Traded Fund — 2.79%
iShares iBoxx High Yield Corporate Bond ETF*	73,000	5,373,530
Total Exchange-Traded Fund (cost $6,315,544)		5,373,530

NQ-IV010 [6/22] 8/22 (2352392)    5

Schedule of investments
Delaware Ivy High Income Opportunities Fund   (Unaudited)
	Principal amount	Value (US $)
Investment Company — 0.47%
KCA Deutag International	11,090	$ 903,835
Total Investment Company (cost $454,690)		903,835
	Number of shares
Warrants — 0.02%
California Resources †	3,140	32,248
Total Warrants (cost $273,250)		32,248

Short-Term Investments — 14.23%
Money Market Mutual Fund — 14.23%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	27,410,632	27,410,632
Total Short-Term Investments (cost $27,410,632)		27,410,632

Total Value of Securities Before Securities Lending Collateral—142.29% (cost $326,410,842)		273,988,891

Securities Lending Collateral — 4.32%
Money Market Mutual Fund — 4.32%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	8,314,041	8,314,041
Total Securities Lending Collateral (cost $8,314,041)		8,314,041

Total Value of Securities—101.43% (cost $247,724,883)		195,302,932
Receivables and Other Assets Net of Liabilities — (1.43)%		(2,755,318)
Obligation to Return Securities Lending Collateral — (4.32%)		(8,314,041)
Liabilities Net of Receivables and Other Assets — (42.30%)		(81,441,277)
Net Assets Applicable to 16,570,235 Shares Outstanding—100.00%		$192,547,614
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $156,754,037, which represents 81.41% of the Fund's net assets.
*	Fully or partially on loan.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
>>>	PIK. 62.50% of the income received was in cash and 37.50% was in principal.
>>>>	PIK. 80% of the income received was in cash and 20% was in principal.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
**	Issuer is not an affiliated investment of the Fund at June 30, 2022.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
6    NQ-IV010 [6/22] 8/22 (2352392)

(Unaudited)
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
Summary of abbreviations: (continued)
TBD – To be determined
NQ-IV010 [6/22] 8/22 (2352392)    7